UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:   December 31, 2011

Check here if Amendment [ ]; Amendment Number:
     This Amendment (Check only one.):           [ ]  is a restatement.
                                                 [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Occidental Petroleum Corporation
Address:       10889 Wilshire Boulevard
               Los Angeles, California 90024

Form 13F File Number:  28-10313


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Roy Pineci
          Vice President, Controller and Principal Accounting Officer Occidental Petroleum Corporation
Phone:    (310) 208-8800

Signature, Place, and Date of Signing:

     /s/ ROY PINECI                 Los Angeles, California    February 10, 2012
     ---------------------------    -----------------------    -----------------
             [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                    3
Form 13F Information Table Entry Total:               2
Form 13F Information Table Value Total:          $1,843
                                            (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.       13F File Number     Name

      1           28-13910         Phibro Trading LLC
      2           28-13909         Oxy Energy Services Inc.
      3           28-13908         Occidental Petroleum Investment Co.


                                                      FORM 13F INFORMATION TABLE

          COLUMN 1               COLUMN 2      COLUMN 3  COLUMN 4      COLUMN 5         COLUMN 6     COLUMN 7        COLUMN 8
----------------------------  --------------  ---------  --------  ----------------  --------------  --------  --------------------
                                                                                                                 VOTING AUTHORITY
                                                          VALUE    SHRS OR SH/ PUT/    INVESTMENT      OTHER   --------------------
NAME OF ISSUER                TITLE OF CLASS    CUSIP    (x$1000)  PRN AMT PRN CALL    DISCRETION     MANAGER   SOLE  SHARED  NONE
----------------------------  --------------  ---------  --------  ------- --- ----  --------------  --------  ------ ------ ------
CME GROUP INC                 COM             12572Q105      1462     6000 SH        SHARED-DEFINED  1,2,3              6000
INTERCONTINENTALEXCHANGE INC  COM             45865V100       381     3162 SH        SHARED-DEFINED  1,2,3              3162